Long-term Investments (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2018 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Aug. 31, 2018	Jan. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Long-term Investments
Share of loss in equity method investments		$ (162,423)	¥ (1,090,052)	¥ (1,607,161)	¥ (1,592,787)
Gains from deemed sales of equity investment		$ 1,132,435	7,600,000
Damei Fashion
Long-term Investments
Investment								¥ 4,100,000
Investment ownership (Percentage)								41.00%
Share of loss in equity method investments			(976,985)	(1,530,228)	¥ (1,592,787)
Damei Fashion | KLX
Long-term Investments
Investment ownership (Percentage)								49.00%
Damei Fashion | Individual shareholder
Long-term Investments
Investment ownership (Percentage)								10.00%
ZHIYI
Long-term Investments
Investment							¥ 190,000
Investment ownership (Percentage)	15.20%					19.00%	19.00%
Share of loss in equity method investments			¥ (113,067)	¥ (76,933)
Gains from deemed sales of equity investment	¥ 7,600,000
ZHIYI | Third party investors
Long-term Investments
Investment	¥ 50,000,000